Stock Compensation Expense (Details) - Schedule of Restricted Stock Units - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of restricted stock units [Abstract]
Number, Nonvested, Beginning balance	702,417
Weighted Average Price, Nonvested, Beginning balance	$ 2.79
Number, Granted	2,135,984	1,124,674
Weighted Average Price, Granted	$ 1.31	$ 2.68
Number, Vested	(1,154,748)	(422,257)	(1,680,774)
Weighted Average Price, Vested	$ 1.28	$ 2.5
Number,Forfeited	(39,000)
Weighted Average Price,Forfeited	$ 2.27
Number, Nonvested, Ending balance	1,644,653	702,417
Weighted Average Price, Nonvested, Ending balance	$ 1.36	$ 2.79